Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of financial assets [line items]
Total	$ (35)
Total		$ 143	$ 73
IAS 39 [member]
Disclosure of financial assets [line items]
Realized gains		178	108
Realized losses		(25)	(8)
Equity securities		(10)	(27)
Total		$ 143	$ 73
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	56
Realized losses	(13)
Provision for credit losses on debt securities	(78)
Total	$ (35)